Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I
                     Supplement, Dated June 30, 2002, to the
            Allstate SelectDirections(sm) Variable Annuity Prospectus
                                Dated May 1, 2002


This supplement amends the above-referenced prospectus for the Allstate SelectDirections(sm) Contracts (the "Contracts"), offered by Allstate Life Insurance Company, to correct errors and make additional non-material changes. Please read this supplement carefully and retain it with your prospectus for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the Contracts. The terms we use in this supplement have the same meanings as in the prospectus for the Contract.

Delete all references, including numerical data, throughout the prospectus to the "Van Kampen LIT Domestic Income Portfolio" or "Van Kampen LIT Domestic Income Variable Sub-Account".


Page 14: Replace the table under the heading "Example 1A" with the following:


------------------------------------------------- -------------- -------------- -------------- --------------

Variable Sub-Account                                 1 Year         3 Year         5 Year      10 Year

------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Aim V.I. Capital Appreciation                          $86           $133           $174           $296
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
AIM V.I. Core Equity                                   $86           $132           $172           $293
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
AIM V.I. Diversified Income                            $87           $135           $178           $304
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
AIM V.I. International Growth                          $88           $139           $184           $316
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
AIM V.I. Premier Equity                                $86           $133           $174           $296
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Fidelity VIP Contrafund                                $84           $128           $165           $279
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Fidelity VIP Growth                                    $84           $128           $165           $279
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Fidelity VIP High Income                               $85           $129           $167           $282
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Fidelity VIP Index 500                                 $81           $118           $148           $244
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Fidelity VIP Investment Grade                          $83           $123           $158           $264
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Fidelity VIP Overseas                                  $87           $135           $177           $303
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
MFS Bond                                               $85           $130           $169           $286
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
MFS High Income                                        $86           $131           $171           $290
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
MFS Investors Trust                                    $88           $139           $184           $316
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
MFS New Discovery                                      $87           $134           $176           $301
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Oppenheimer Bond                                       $87           $135           $177           $302
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Oppenheimer Capital Appreciation                       $85           $128           $166           $281
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Oppenheimer Global Securities                          $88           $139           $184           $317
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Oppenheimer High Income                                $85           $130           $170           $288
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Oppenheimer Main Street Small Cap                      $84           $128           $165           $279
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Van Kampen Comstock                                    $86           $132           $172           $292
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Van Kampen Emerging Growth                             $85           $130           $169           $287
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Van Kampen Government                                  $85           $129           $167           $282
------------------------------------------------- -------------- -------------- -------------- --------------
------------------------------------------------- -------------- -------------- -------------- --------------
Van Kampen Money Market                                $86           $133           $173           $295
------------------------------------------------- -------------- -------------- -------------- --------------


Page 17: Insert the following to Example 2B:

Variable Sub-Account          1 Year    3 Year      5 Year     10 Year
--------------------------    ------   ---------   ---------   --------
Van Kampen LIT Government      $23        $71         $122       $261


Delete all references, including numerical data, throughout "Appendix A" to the prospectus to the "Van Kampen LIT Domestic Income Sub-Account".


